Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Apr. 30, 2012
Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income
NOTE 15	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Comprehensive income is included in the Statements of Consolidated Shareholders’ Equity. The components of accumulated other comprehensive (loss) income as shown in the Consolidated Balance Sheets are as follows:

	Foreign Currency Translation Adjustment	Pension and Other Postretirement Liabilities	Unrealized Gain (Loss) on Available-for- Sale Securities	Unrealized (Loss) Gain on Cash Flow Hedging Derivatives	Accumulated Other Comprehensive (Loss) Income
Balance at May 1, 2009	$11,062	$(67,693)	$(2,209)	$1,570	$(57,270)
Reclassification adjustments	—	—	—	(2,494)	(2,494)
Current period credit (charge)	45,926	(18,004)	4,162	3,128	35,212
Income tax benefit (expense)	—	5,691	(1,510)	(210)	3,971

Balance at April 30, 2010	$56,988	$(80,006)	$443	$1,994	$(20,581)
Reclassification adjustments	—	—	—	(3,128)	(3,128)
Current period credit (charge)	24,773	(10,004)	2,124	9,430	26,323
Income tax benefit (expense)	—	4,076	(765)	(2,296)	1,015

Balance at April 30, 2011	$81,761	$(85,934)	$1,802	$6,000	$3,629
Reclassification adjustments	—	—	—	(9,430)	(9,430)
Current period (charge) credit	(14,785)	(73,137)	1,167	(30,201)	(116,956)
Income tax benefit (expense)	—	24,808	(425)	14,383	38,766

Balance at April 30, 2012	$66,976	$(134,263)	$2,544	$(19,248)	$(83,991)

Income tax benefit (expense) is determined using the applicable deferred tax rate for each component of accumulated other comprehensive (loss) income.